STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
23.	STOCK-BASED COMPENSATION PLANS

(a)	Details of stock-based compensation expense:

	2011	2010	2009

Stock option awards	$0.2	$0.2	$0.6
Restricted share units	0.1	0.3	1.2
Deferred share units	–	–	0.5
	$0.3	$0.5	$2.3

(b)	Stock option plans

The company has an employee share option plan (the Plan) for its key officers, directors and employees. The Plan provides for the issuance of up to a maximum of 12.0 million common shares.

The long-term component of the mid- to long-term incentive plan (MLTIP) for the company’s executives includes stock options.  Vesting of the stock options granted under the MLTIP is subject to the weighted average price per share of the common shares for all sales of such shares on the Toronto Stock Exchange (TSX) over 20 consecutive trading days reaching or exceeding a price per share equal to twice the exercise price.  These options have a 10-year life, and an exercise price that was established as 25% over the weighted average price per share of the common shares for all sales of common shares on the TSX during the five consecutive trading days preceding the date of the grant of the options. These options are exercisable on or after the earlier of August 1, 2012 or on the occurrence of a change of control event involving the company.

Options granted, other than those granted pursuant to the company’s MLTIP, have a maximum term of 10 years. These options are exercisable as to one-third on and after the first anniversary date, as to two-thirds on and after the second anniversary date and as to all on and after the third anniversary date, unless, in the case of options granted on March 28, 2007, the market price of the common shares exceeds a specified acceleration price, in which case all of the options are exercisable at that time.  In general, market price for options is determined by the weighted average price per share for all sales of common shares on the TSX on the date on which a determination of market price is required under the Plan. However, market price for options granted annually to the company’s directors under the director compensation program is set 25% above the market price as calculated above.

The company applies the fair value-based method for recording share options granted to directors, officers and employees. Under the fair value method, compensation cost is measured at fair value at the date of grant, and is expensed over the award’s vesting period. Compensation expense related to performance-based options is recognized when it is probable that the performance conditions will be achieved.

As at December 31, 2011, the total remaining unrecognized compensation cost associated with the stock options totalled $0.1 million (2010 – $0.2 million), which will be amortized over the remaining vesting period.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2011	2010	2009

Risk-free interest rate	3.0%	2.5%	3.0%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	74%	70%	45%
Expected option life (in years)	10.0	10.0	10.0
Average fair value of options granted (in dollars)	$0.25	$0.06	$0.16

The risk-free interest rate was based on a zero-coupon Government of Canada bond with a remaining term approximately equivalent to the expected life of the stock option. The company estimated the annual dividends per share, expected stock price volatility and expected option life based on historical experience.

Changes in the number of options outstanding during the years ended December 31 were as follows:

	2011		2010		2009
	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)

Beginning of year	7,581,693	$1.00	2,973,551	$2.72	5,843,984	$2.42
Granted	234,000	0.38	5,080,647	0.13	204,000	0.40
Exercised	–	–	–	–	–	–
Forfeited	–	–	–	–	(336,534)	2.51
Expired or cancelled	(293,356)	2.98	(472,505)	2.37	(2,737,899)	1.93
End of year	7,522,337	0.91	7,581,693	1.00	2,973,551	2.72

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Weighted average remaining option life (years)	Weighted average range of exercise price (in dollars)	Number of options	Weighted average range of exercise price (in dollars)	Accelerated price (in dollars)

$0.13 - $0.40	5,458,647	8.6	$0.14	96,000	$0.40	$–
$1.15 - $1.95	695,560	6.1	1.35	695,560	1.35	–
$3.06 - $3.30	348,130	3.2	3.14	348,130	3.14	2.09
$3.31 - $3.77	587,500	3.5	3.54	587,500	3.54	5.05
$4.39 - $4.57	432,500	3.0	4.44	432,500	4.44	4.55
	7,522,337	7.4	$0.91	2,159,690	$2.81	$2.62

The aggregate intrinsic value of options outstanding and currently exercisable as at December 31, 2011 is $nil per option.

(c)	Restricted share units

The company has established a restricted share unit (RSU) plan for its directors and key executives.  Under the terms of this plan, senior executives are eligible for incentive remuneration paid to them in the form of RSUs.  Each RSU, once vested, entitles the holder to receive one common share of the company.  The fair value of RSUs is based on the market value of the company’s shares on the day of the grant.

RSUs vest in accordance with terms determined by the company, which may be based on, among other things, one or more of the following factors: (i) the return to shareholders with or without reference to other comparable businesses; (ii) the financial performance or results of the corporation; (iii) other performance criteria relating to the corporation; and (iv) the length of time of service by the participant. The performance terms that the company may apply to RSUs are intended to strengthen the link between the corporation’s performance and the value of the RSUs at the time that they are paid out. In some cases, RSUs may vest immediately, depending upon the purpose of the individual RSU grant and the intended compensation goal.

The long-term component of the MLTIP includes performance-based RSUs. Vesting of these RSUs occurs when the weighted average price per share of the company’s common shares for all sales of such shares on the TSX over 20 consecutive trading days reaches or exceeds twice the price per share equal to 25% over the weighted average price per share of the common shares for all sales of common shares on the TSX during the five consecutive trading days preceding the date the RSUs were issued. These RSUs are to be paid out on the earlier of August 1, 2012 or on the occurrence of a change of control event involving the company. Compensation expense related to performance-based RSUs is recognized when it is probable that the performance conditions will be achieved.

As at December 31, 2011, the total remaining unrecognized compensation cost associated with the RSUs totalled $0.1 million (2010 – $0.2 million), which will be amortized over the vesting period.

Changes in the number of outstanding RSUs during the year ended December 31, 2011 were as follows:

	Number of shares	Weighted average fair value at grant date (in dollars)

Beginning of year	3,294,846	$0.13
Granted	–	–
Vested/exercised	(80,160)	1.11
Expired or cancelled	–	–
End of year	3,214,686	$0.11

(d)	Deferred share unit plan

The company has established a deferred share unit (DSU) plan for its directors. Under the terms of this plan, directors may elect to receive their annual cash remuneration in DSUs, cash or a combination thereof. Each DSU initially has a value equivalent to the company’s weighted average share price on the TSX during the 10 consecutive trading days prior to the issuance date of the DSU. A director’s DSU account is credited with dividend equivalents in the form of additional DSUs when dividends are paid on common shares. A director may elect the date of redemption by filing an irrevocable written election with the company no later than December 15 of the calendar year commencing immediately after the director’s termination date. The value will be paid by the company as a lump sum in cash, equal to the fair value of the notional underlying common shares plus accrued dividend equivalents at that date, after deduction of applicable taxes and other source deductions required to be withheld. Liabilities related to this plan are recorded in Accounts payable and accrued liabilities. As at December 31, 2011, 474,416 DSUs were outstanding under this plan (2010 – 484,963) and approximately $nil million was payable (2010 – $0.1 million).